Revenue	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
(4)	Revenue
The following table represents the Company’s revenue disaggregated by fee type for the period January 3, 2023 – March 31, 2023 (Successor) and for the period January 1 – March 31, 2022 (Predecessor):

	For the Period
(Dollars in Thousands)	January 3 – March 31, 2023 (Successor)	January 1 – March 31, 2022 (Predecessor)
Management/Advisory fees	$46,470	$19,970
Incentive fees	577	—
Distributions from investments	10,030	—
Other fees/income	970	—

Total Income	$58,047	$19,970

(Dollars in Thousands)	As of March 31, 2023 (Successor)	As of December 31, 2022 (Predecessor)
Management/Advisory fees receivable
Beginning balance	$30,544	$20,019
Ending balance	31,192	19,540
Incentive fees receivable
Beginning balance	$3,540	$—
Ending balance	238	—
Other fees/income receivable
Beginning balance	$4,106	$—
Ending balance	839	—
Deferred management/advisory fees
Beginning balance	$(693)	$—
Ending balance	(1,411)	—
Deferred other fees/income
Beginning balance	$(422)	$—
Ending balance	(281)	—